Securities - Summary of Interest and Dividend Income and Gains on Securities (Detail) - Insurance products [member] - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Disclosure In Tabular Form Of Interest And Dividend Income On Securities And Gains On Securities In Respect Of Insurance Business [Line Items]
Interest and dividend income	$ 136	$ 127
Gains from securities designated at FVTPL	281	907
Total interest and dividend income and gains held in our Insurance business	$ 417	$ 1,034